Cost of sales and expenses by their nature	12 Months Ended
Dec. 31, 2019
Expenses by nature [abstract]
Cost of sales and expenses by their nature
19.	Cost of sales and expenses by their nature

At the years ended at December 31, 2019, 2018 and 2017, the cost of sales and administration expenses consist of the following:

	2 0 1 9	2 0 1 8	2 0 1 7

Raw materials and consumables	$16,411,788	$15,565,242	$11,268,400
Electrical energy	3,303,640	2,536,387	2,123,658
Ferroalloys	2,137,671	1,973,586	1,734,914
Refractories	707,214	613,563	492,781
Oxygen	276,648	279,272	213,838
Electrodes	1,293,096	1,463,091	419,741
Gas and fuels	962,001	766,163	612,605
Labor	2,042,433	3,181,556	2,699,414
Operation materials	919,893	954,415	1,000,752
Depreciation and amortization	1,108,629	1,112,418	1,465,759
Maintenance	2,221,595	2,243,255	2,586,507
Other expenses	319,958	954,379	615,100
	$31,704,566	$31,643,327	$25,233,469

	2 0 1 9	2 0 1 8	2 0 1 7

Cost of sales	$30,067,141	$30,563,315	$23,994,526
Administrative expenses	1,637,425	1,080,012	1,238,943
	$31,704,566	$31,643,327	$25,233,469